OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Contract assets	$ 81,753	$ 120,158
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	26,021	59,437
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	42,104	52,278
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	9,137	3,084
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 4,491	$ 5,359